Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net income		$ 486.1	$ 534.7	$ 51.1
Preference share dividends		(54.9)	(49.9)	(44.6)
Net income available to Aspen Insurance Holdings Limited’s ordinary shareholders		$ 431.2	$ 484.8	$ 6.5
Basic weighted average ordinary shares outstanding		90,833,333	90,833,333	90,833,333
Diluted weighted average ordinary shares outstanding		90,833,333	90,833,333	90,833,333
Basic earning per ordinary share (in usd per share)	[1]	$ 4.75	$ 5.34	$ 0.07
Diluted earnings per ordinary share (in usd per share)	[1]	$ 4.75	$ 5.34	$ 0.07

[1]	The results of the March 30, 2025 Ordinary Shares Exchange have been applied retroactively for all periods.